RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Management's estimate one [Member]
Statement [Line Items]
Risk Free Interest Rate	9.61%	9.65%
Inflation Rate	4.00%	7.82%
Management's Estimate [Member]
Statement [Line Items]
Reclamation Provision	$ 544	$ 445
Reclamation Provision Undiscounted Value	$ 1,663	$ 1,454